Operating and non-operating costs	6 Months Ended
Jun. 30, 2025
Operating And Non-operating Costs
Operating and non-operating costs

12. Operating and non-operating costs:

(a) Operating costs:

	For the six months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Personnel	$1,856	$1,361	$4,106	$2,735
Purchased services & materials(1)	1,244	1,116	3,811	1,754
Travel	180	74	319	107
Facilities and other expenses	171	157	365	363
	$3,451	$2,708	$8,601	$4,959

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b) Financing costs:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Interest on bank loan	$-	$2	$1	$4
Interest on government loans	3	4	6	8
Interest on lease obligations	11	9	23	20
Interest on loan payable	7	-	15	-
Interest on accounts payable	2	-	6	1
	$23	$15	$51	$33